SCHEDULE OF VALUATION TECHNIQUES (Details) (Parenthetical) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Discount rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Increase in discount rate	1.00%	1.00%	1.00%
Decrease in preferred shares	$ 0.4	$ 0.9	$ 1.4
Decrease in discount rate	1.00%	1.00%	1.00%
Increase in preferred shares	$ 0.5	$ 1.1	$ 1.6
Revenue multiple, measurement input [member]
IfrsStatementLineItems [Line Items]
Decrease in preferred shares	0.3	$ 0.6	$ 1.1
Decrease in discount rate		1.00%	1.00%
Increase in preferred shares	$ 0.3	$ 0.6	$ 1.1
Increase in revenue growth rate	1.00%	1.00%	1.00%
Decrease in fair value measurement revenue growth rate	1.00%	1.00%
Increase in convertible loan notes discount rate	1.00%	1.00%